Taxes (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Tax savings		$ 0	$ 1,115,176	$ 2,256,051
Basic and diluted earnings per shares		$ 0	$ 0.03	$ 0.06
Allowance for doubtful accounts		$ 30,000,000	$ 700,000	$ 1,300,000
Deferred tax assets		0	119,000	182,000
Valuation allowances		0
Uncertain tax positions		0	0	0
Interest and penalties tax		$ 0	$ 0	$ 0
Hong Kong
Operating Loss Carryforwards [Line Items]
Tax rate		16.50%
PRC
Operating Loss Carryforwards [Line Items]
Tax rate		15.00%
Chinese VAT
Operating Loss Carryforwards [Line Items]
Value added tax rate	16.00%
ChineseVATMember
Operating Loss Carryforwards [Line Items]
Value added tax rate	13.00%
ChineseVAT2Member
Operating Loss Carryforwards [Line Items]
Value added tax rate	6.00%